RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 185	$ 230	$ 178
Lease expense	25
Revenues derived from a related party			14
C. Mer Industries Ltd. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions			12	$ 11	$ 11
Revenues derived from a related party	$ 0	0	14
Mr. Roger Challen [Member]
Related Party Transaction [Line Items]
Ownership interest	9.48%
Lease expense	$ 56	56	56
Data Distributors Inc. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 10	$ 2	$ 9